                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Brightpoint Capital Advisors, LLC
Address:    1001 Brickell Bay Drive
            27th Floor
            Miami, Florida 33131


Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard H. Siegel
Title:      General Counsel
Phone:      305-379-7272

Signature, Place and Date of Signing:

  /s/ RICHARD H. SIEGEL          MIAMI, FLORIDA           MAY 15, 2007
-------------------------     -------------------    -----------------------
        [Signature]               [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          70

Form 13F Information Table Value Total:          505,610 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                   TITLE OF              VALUE    SHARES/     SH/ PUT/    INVSTMT  OTHER     ---------------------
NAME OF ISSUER                     CLASS      CUSIP      (x$1000) PRN AMT     PRN CALL    DSCRETN  MANAGERS    SOLE   SHARED   NONE
------------------------------     --------   ---------  -------- --------    --- ----    -------  --------  -------- -------- ----
ABX Air Inc Com                    COM        00080S101     5753    839800    SH          Sole                 839800
Acco Brands Corp Com               COM        00081T108     2999    124500    SH          Sole                 124500
Advance Auto Parts Inc Com         COM        00751Y106    14341    372000    SH          Sole                 372000
Advocat Inc Com                    COM        007586100     2714    212500    SH          Sole                 212500
Alloy Inc New Com                  COM        019855303     8262    696000    SH          Sole                 696000
Americas Car Mart Inc              COM        03062T105     3327    249000    SH          Sole                 249000
Argon St Inc                       COM        040149106     4869    184000    SH          Sole                 184000
Avid Technology Inc Com            COM        05367P100     3383     97000    SH          Sole                  97000
Barnes & Noble Inc Com             COM        067774109     3472     88000    SH          Sole                  88000
Career Education Corp Com          COM        141665109     4392    144000    SH          Sole                 144000
Charles River Labs                 COM        159864107    11658    252000    SH          Sole                 252000
Chemtura Corp                      COM        163893100     3104    284000    SH          Sole                 284000
Chicos Fas Inc                     COM        168615102     7695    315000    SH          Sole                 315000
Circuit City, Inc                  COM        172737108     7227    390000    SH          Sole                 390000
Clean Harbors Inc                  COM        184496107    11739    259600    SH          Sole                 259600
Corel Corp                         COM        21869x103     1487    115700    SH          Sole                 115700
Discovery Holding Co               COM        25468Y107    13075    683500    SH          Sole                 683500
Eastman Chem Co Com                COM        277432100    13426    212000    SH          Sole                 212000
Electronics for Imaging            COM        286082102     4573    195000    SH          Sole                 195000
FPIC Ins Group Inc                 COM        302563101     4382     98100    SH          Sole                  98100
GP Strategies Corp                 COM        36225v104     5091    559500    SH          Sole                 559500
Getty Images Inc                   COM        374276103     6419    132000    SH          Sole                 132000
Gevity HR, Inc                     COM        374393106     4605    233300    SH          Sole                 233300
Glenayre Technologies Com          COM        377899109      259    119500    SH          Sole                 119500
HD Partners                        COM        40415K100     4500    600000    SH          Sole                 600000
HD Partners Acq WT EXP  060110     COM        40415K118      348    600000    SH          Sole                 600000
Haynes International, Inc.         COM        420877201     4850     66500    SH          Sole                  66500
Horizon Lines Inc                  COM        44044k101    21533    656100    SH          Sole                 656100
Huntsman Corp                      COM        447011107     7254    380000    SH          Sole                 380000
Hypercom Corp Com                  COM        44913M105     3344    561000    SH          Sole                 561000
Information Services Group, In     COM        45675y203     6046    751000    SH          Sole                 751000
Infospace Inc                      COM        45678T201    16608    647000    SH          Sole                 647000
Kaman Corp                         COM        483548103     6291    269900    SH          Sole                 269900
Labopharm Inc                      COM        504905100     3431    602000    SH          Sole                 602000
Lamson & Sessions Co               COM        513696104     3251    117000    SH          Sole                 117000
Lancaster Colony Corp              COM        513847103    24004    543200    SH          Sole                 543200
Lance Inc Com                      COM        514606102     3099    153100    SH          Sole                 153100
Lawson Software Inc                COM        52078P102    15287   1889600    SH          Sole                1889600
M & F Worldwide Corp               COM        552541104    35893    753900    SH          Sole                 753900
MSC Software Corp                  COM        553531104     7975    580000    SH          Sole                 580000
Media Gen Inc CL A                 COM        584404107     9654    253000    SH          Sole                 253000
Merge Technologies Inc             COM        589981109     3902    801300    SH          Sole                 801300
Mitcham Inds Inc                   COM        606501104     6299    430000    SH          Sole                 430000
Mohawk Inds Inc                    COM        608190104     9042    110200    SH          Sole                 110200
National Fuel Gas                  COM        636180101    12956    299500    SH          Sole                 299500
Newpark Res Inc PAR $.01NEW        COM        651718504     8425   1195000    SH          Sole                1195000
OSI Restaurant Partner             COM        67104A101     1738     44000    SH          Sole                  44000
PHI Inc Non Vtg                    COM        69336T205     7293    269500    SH          Sole                 269500
Pathmark Stores New Com            COM        70322a101     1512    118100    SH          Sole                 118100
Petroquest Energy Inc              COM        716748108     7987    683200    SH          Sole                 683200
Pioneer Cos Inc Com New            COM        723643300     5387    194900    SH          Sole                 194900
Proquest Company Com               COM        74346P102     3502    389100    SH          Sole                 389100
Radio One Non Voting               COM        75040P405     6822   1056000    SH          Sole                1056000
Rothmans Inc CDA                   COM        77869j106     5716    321000    SH          Sole                 321000
Sadia S A                          COM        786326108     4401    116900    SH          Sole                 116900
Standard Register Co               COM        853887107     3071    242800    SH          Sole                 242800
Sun-Times Media Group              COM        86688Q100     1657    334100    SH          Sole                 334100
Sycamore Networks Inc              COM        871206108     3499    935500    SH          Sole                 935500
Syneron Medical Ltd Ord Shs        COM        M87245102    13200    488000    SH          Sole                 488000
Teleflex Inc Com                   COM        879369106    10347    152000    SH          Sole                 152000
Tim Partcipacoes S A Spons ADR     COM        88706P106     3865    119000    SH          Sole                 119000
Titan Intl Inc Ill                 COM        88830M102     8992    355000    SH          Sole                 355000
U S Physical Therapy               COM        90337L108     7265    521900    SH          Sole                 521900
Valassis Communications            COM        918866104     2180    126800    SH          Sole                 126800
Virgin Media, Inc                  COM        62941W101    11539    457000    SH          Sole                 457000
Waste Services Inc                 COM        941075202     4886    491500    SH          Sole                 491500
Websense, Inc                      COM        947684106     2299    100000    SH          Sole                 100000
Whirlpool Corp                     COM        963320106    11208    132000    SH          Sole                 132000
Whole Foods Mkt Inc Com            COM        966837106     6503    145000    SH          Sole                 145000
Yellow Pages Income Fd             COM        985569102     8497    720000    SH          Sole                 720000
